Business Combinations (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended								12 Months Ended					12 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 13, 2011	Feb. 03, 2011	Oct. 22, 2010	Oct. 02, 2009	Jul. 28, 2009	Dec. 31, 2011 Lincoln Park [Member]	Dec. 31, 2010 Lincoln Park [Member]	Dec. 31, 2011 Wheatland [Member]	Dec. 31, 2010 Wheatland [Member]	Dec. 31, 2010 Lincoln Park And Wheatland [Member]	Dec. 31, 2011 Ravenswood [Member]	Dec. 31, 2010 Ravenswood [Member]	Oct. 22, 2010 Other Bank Acquisitions [Member]	Dec. 31, 2009 Life Insurance Premium Finance Acquisition [Member]	Sep. 30, 2009 Life Insurance Premium Finance Acquisition [Member]	Dec. 31, 2010 Life Insurance Premium Finance Acquisition [Member]	Jul. 28, 2009 Life Insurance Premium Finance Acquisition [Member]	Sep. 30, 2011 Elgin State Bancorp, Inc [Member]	Dec. 31, 2011 First Chicago [Member]	Dec. 31, 2011 Community First Bank - Chicago [Member]	Dec. 31, 2011 The Bank Of Commerce [Member]	Jul. 31, 2011 Great Lakes Advisors [Member]	Oct. 22, 2010 First National Bank Of Brookfield [Member]	Dec. 31, 2010 FDIC- Assisted Transaction [Member]
Business Acquisition [Line Items]
FDIC loss sharing percentage on purchased loans, OREO, and certain other assets		80.00%
Transactions resulting in bargain purchase of gains		$ 344,251,000	$ 118,182,000											$ 113,800,000		$ 44,000,000							$ 273,300,000	$ 6,700,000	$ 48,900,000
Bargain purchase gains recognized		37,974,000	44,231,000	156,013,000							4,200,000		22,300,000			6,800,000		43,000,000	113,100,000	10,900,000			27,400,000	2,000,000	8,600,000			33,300,000
Fair value of assets acquired, at the acquisition date	263,200,000	1,257,085,000	673,277,000	911,023,000						157,078,000		343,870,000			173,919,000								768,873,000	50,891,000	173,986,000		22,900,000
Fair value of loans acquired, at the acquisition date	146,700,000									103,420,000		175,277,000			97,956,000		10,700,000						330,203,000	27,332,000	77,887,000
Fair value of liabilities assumed, at the acquisition date	248,400,000									192,018,000		415,560,000			122,943,000								741,508,000	49,779,000	168,472,000
Fair value of unpaid loan balances									949,300,000												321,100,000
Unpaid loan balances, cash paid									685,300,000												232,800,000
Additional life insurance premium finance assets available for future purchase									84,400,000
Additional life insurance premium finance assets, cash paid								60,500,000
Additional life insurance premium finance asset purchased								83,400,000
Additional goodwill recorded on acquisition	5,000,000	24,278,000															1,700,000
Business acquisition, assets acquired																										26,000,000
Approximate fair value of assumed liabilities, deposits	241,100,000						22,800,000
Business acquisition, liabilities assumed																						22,900,000				8,800,000
Assets under management acquired																										2,400,000,000
Business acquisition, goodwill amount																										15,700,000
Mortgage loans					$ 500,000,000	$ 180,000,000